Notes Payable and Debt and Financing Arrangements - Letter of credit facilities and other sources of collateral (Details) $ in Thousands	Mar. 31, 2016 USD ($) Credit_Facilities		Dec. 31, 2015 USD ($) Credit_Facilities		Dec. 31, 2014 USD ($) Credit_Facilities
Line of Credit Facility [Line Items]
Number of letter of credit facilities available | Credit_Facilities	15		15		8
Revolving credit facility
Line of Credit Facility [Line Items]
Line of credit facility, remaining borrowing capacity	$ 823,500		$ 822,900		$ 968,900
Available letter of credit facilities - commitments	1,400,000		1,400,000		1,600,000
Available letter of credit facilities - in use	526,500		527,100		606,100
Letter of credit facility
Line of Credit Facility [Line Items]
Available letter of credit facilities - commitments	4,503,617	[1]	4,463,041	[1],[2],[3]	3,575,000	[2],[3]
Available letter of credit facilities - in use	$ 2,548,085		$ 2,515,653	[1],[3],[4]	$ 1,790,561	[3]
Collateralized by certain assets of the Company's investment portfolio	51.30%	[1]	50.90%	[1],[3]	66.20%	[3]
Catlin Group Limited | Letter of credit facility
Line of Credit Facility [Line Items]
Available letter of credit facilities - in use			$ 8,000

[1]	As of March 31, 2016 and December 31, 2015, there were fifteen available credit facilities
[2]	As of December 31, 2015 and December 31, 2014 the stated portion of allowable credit facilities permitted to be utilized for revolving loans was $1.4 billion and $1.6 billion, respectively. However, as of December 31, 2015 and December 31, 2014, $527.1 million and $606.1 million, respectively, of such facilities' limits were utilized to issue letters of credit, leaving $822.9 million and $968.9 million, respectively, available either to issue additional letters of credit or to support other operating or financing needs under these particular facilities.
[3]	As of December 31, 2015 and December 31, 2014, there were fifteen and eight available credit facilities, respectively.
[4]	As of March 31, 2016 and December 31, 2015 the stated portion of allowable credit facilities permitted to be utilized for revolving loans was $1.4 billion. However, as of March 31, 2016 and December 31, 2015, $526.5 million and $527.1 million, respectively, of such facilities' limits were utilized to issue letters of credit, leaving $823.5 million and $822.9 million, respectively, available either to issue additional letters of credit or to support other operating or financing needs under these particular facilities.